Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Cash and Cash Equivalents [Abstract]
Cash on hand	$ 1,270	$ 491
Deposits with banks	1,714,514	2,467,147
Cash and cash equivalents	$ 1,715,784	$ 2,467,638